Financial instruments and risk management (Details Narrative)	3 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	$ 1,405,638	$ 1,084,305	$ 1,355,638	$ 1,084,305
One Customer [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	73.00%	61.00%
One Customer [member] | Accounts Receivables [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets			10
One Customer [member] | Accounts And Other Receivable [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	14		16
Credit risk [member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	$ 1,405,638		$ 1,355,638